Investments - Contractual Maturities (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Contractual maturities of investments
Due in one year or less, Amortized Cost	$ 1,084	$ 830
Due after one year through five years, Amortized Cost	844	967
Due after five years through ten years, Amortized Cost	33	11
Amortized Cost	1,961	1,808	$ 1,021
Due in one year or less, Estimated Fair Value	1,084	829
Due after one year through five years, Estimated Fair Value	850	962
Due after five years through ten years, Estimated Fair Value	34	10
Total, Estimated fair value	$ 1,968	$ 1,801